Average Annual Total Returns - FidelityClimateActionFund-AMCIZPRO - FidelityClimateActionFund-AMCIZPRO - Fidelity Climate Action Fund	Jul. 30, 2024
Fidelity Advisor Climate Action Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	11.87%
Since Inception	(2.92%)	[1]
Fidelity Advisor Climate Action Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.87%
Since Inception	(2.92%)	[1]
Fidelity Advisor Climate Action Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.03%
Since Inception	(2.21%)	[1]
Fidelity Advisor Climate Action Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.26%
Since Inception	(2.25%)	[2]
Fidelity Advisor Climate Action Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	16.80%
Since Inception	(1.35%)	[3]
Fidelity Advisor Climate Action Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.06%
Since Inception	(0.36%)	[4]
Fidelity Advisor Climate Action Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.13%
Since Inception	(0.24%)	[5]
MS113
Average Annual Return:
Past 1 year	24.29%
Since Inception	3.93%
IXWC6
Average Annual Return:
Past 1 year	31.71%
Since Inception	4.81%

[1]	A From June 15, 2021 .
[2]	B From June 15, 2021 .
[3]	C From June 15, 2021 .
[4]	D From June 15, 2021 .
[5]	E From June 15, 2021 .